Stock Based Compensation (Details Textual) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	6,750,000	6,750,000
Fungible Shares per Common Share	2.46	2.46
Number of Shares Authorized, Replacement Awards	3,000,000	3,000,000
Number of Shares Available for Grant	4,100,000	4,100,000
Intrinsic Value of Stock Options Exercised	$ 9.7
Proceeds from exercise of stock options	5.8	$ 5.8	$ 0.0	$ 0.0
Tax Benefit Realized from Exercise of Stock Options	0.3
Allocated Share-based Compensation Expense		6.0	2.8	2.6
Share-based Compensation Expense, Net of Tax		3.8	1.8	$ 1.6
Incremental Compensation Expense		0.3
Unrecognized Compensation Expense	11.2	$ 11.2
Unrecognized Compensation Expense, Weighted Average Period to be Recognized		1 year 6 months
Restricted Stock Liability, Current and Noncurrent	$ 5.3	$ 5.3	$ 1.5
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	2,700,000	2,700,000